CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 15,736,421	$ 13,291,063
Short-term investments		20,682,480
Accounts receivable	1,744,160	1,452,864
Amount due from related parties	224,479
Other receivables	4,173,556	5,149,844
Advances to suppliers and prepaid expenses	1,970,728	6,297,463
Merchandise inventories	24,584,650	27,349,540
Held-for-sale assets	40,707,051
Total current assets	89,141,045	74,223,254
Property and equipment, net	6,218,960	46,528,057
Prepaid land use right		6,125,104
Intangible assets, net	917,049	1,263,644
Investment in an affiliate	5,546,358
Other non-current assets	826,251	249,903
TOTAL ASSETS	102,649,663	128,389,962
Current liabilities:
Short-term borrowing	1,640,180
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Mecox Lane Limited of $3,101,935 and $4,589,259 as of December 31, 2012 and 2013, respectively)	17,499,567	19,063,827
Advances from customers (including advances from customers of the consolidated VIEs without recourse to Mecox Lane Limited of $1,345,714 and $1,076,283 as of December 31, 2012 and 2013, respectively)	3,607,595	4,570,595
Amount due to related parties	635,770	547,478
Accrued expenses (including accrued expenses of the consolidated VIEs without recourse to Mecox Lane Limited of $281,152 and $393,313 as of December 31, 2012 and 2013, respectively)	3,629,748	5,153,056
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to Mecox Lane Limited of $1,955,777 and $1,489,649 as of December 31, 2012 and 2013, respectively)	5,661,874	7,358,589
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Mecox Lane Limited of $34,718 and $33,545 as of December 31, 2012 and 2013, respectively)	1,786,176	1,779,978
Total current liabilities	34,460,910	38,473,523
Commitments and contingencies (Note 16)
Equity:
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 408,727,673 and 439,876,279 shares issued, and 403,790,426 and 439,876,279 shares outstanding as of December 31, 2012 and, 2013, respectively)	43,988	40,873
Additional paid-in capital	168,833,542	165,934,265
Treasury stock (at cost)		(572,168)
Accumulated deficit	(109,433,074)	(82,811,023)
Accumulated other comprehensive income	7,700,798	6,292,753
Statutory reserve	943,499	931,739
Total Mecox Lane Limited equity	68,088,753	89,816,439
Noncontrolling interests	100,000	100,000
Total equity	68,188,753	89,916,439
TOTAL LIABILITIES AND EQUITY	$ 102,649,663	$ 128,389,962